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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/ Michael Oporto           New York, New York              May 13, 2005
-------------------          ------------------------        -----------------
(Signature)                  (City, State)                   (Date)

/s/ Henry Gooss              New York, New York              May 13, 2005
-----------------            -------------------------       -----------------
(Signature)                  (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         3
                                                    --------
Form 13F Information Table Entry Total:                   12
                                                    --------
Form 13F Information Table Value Total:             $143,843
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number            Name
---           --------------------            ----
1.            Not Known                       Investor Trading AB
2.            Not Known                       Investor Growth Capital Limited
3.            Not Known                       Investor Group L.P.

                                                        Investor AB
                                                          Form 13F
                                                Quarter ended March 31, 2005

                                       MARKET     SHARES OR
                  TITLE OF             VALUE      PRINCIPAL    SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP      (X1000)    AMOUNT       PRN  CALL  DISCRETION  MANAGERS  SOLE         SHARED       NONE
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
AMKOR             COM       031652100  $   4,864    1,260,000  SH         DEFINED            2    1,260,000
TECHNOLOGY INC
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
AXCAN PHARMA      COM       054923107  $   4,682      278,537  SH         DEFINED         2, 3      278,537
INC
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
ISTA              COM NEW   45031X204  $  28,255    2,859,851  SH         DEFINED         2, 3    2,859,851
PHARMACEUTICALS
INC
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
ILINC             COM       451724108  $     223      602,100  SH         DEFINED         2, 3      602,100
COMMUNICATIONS
INC
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
KYPHON INC        COM       501577100  $  62,602    2,487,148  SH         DEFINED         2, 3    2,487,148
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
LIFECELL CORP     COM       531927101  $   5,066      569,266  SH         DEFINED         2, 3      569,266
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
LILLY ELI & CO    COM       532457108  $   1,407       27,000  SH         DEFINED            1       27,000
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
MAYTAG CORP       COM       578592107  $   5,518      395,000  SH         DEFINED            1      395,000
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
MOTOROLA INC      COM       620076109  $   3,593      240,000  SH         DEFINED            1      240,000
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
PFIZER INC        COM       717081103  $   1,445       55,000  SH         DEFINED            1       55,000
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
TESSERA           COM       88164L100  $  21,379      494,552  SH         DEFINED            3      494,552
TECHNOLGIES INC
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------
WYETH             COM       983024100  $   4,809      114,000  SH         DEFINED            1      114,000
----------------- --------- ---------- ---------- ------------ ---- ----- ----------- --------- ------------ ------------ ----------

REPORT SUMMARY    12 DATA RECORDS      $ 143,843

                  3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED